Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
9.	Goodwill and intangible assets, net
Goodwill and intangible assets, net consists of the following:

	As of December 31, 2019	As of December 31, 2018
Goodwill	46,956	36,207

Indefinite-lived intangible assets
Trademarks and domains	13,882	13,882
Definite-lived intangible assets
Software development costs	72,532	54,406
Licenses	1,795	—
Customer relationships	3,663	—

Total intangible assets	91,872	68,288

Accumulated amortization (1)	(42,253)	(30,776)

Total intangible assets, net	$49,619	$37,512

(1)
Accumulated amortization as of December 31, 2019 comprised of $41,605, $154 and $494, for software development costs, licenses and customer relationships, respectively. Accumulated amortization as of December 31, 2018 comprised of $30,776, for software development costs.

Amortization expense for the years ended December 31, 2019, 2018 and 2017 was $16,137, $10,140 and $8,751, respectively.
For the year ended December 31, 2019, $14,198 is included in “Technology and product development”, $1,523 is included in “General and administrative” and $416 is included in “Selling and marketing”.
For the year ended December 31, 2018, $9,495 is included in “Technology and product development” and $645 is included in “General and administrative”.
For the year ended December 31, 2017, $7,431 is included in “Technology and product development” and $1,320 is included in “General and administrative”.

The changes in the balance of goodwill for the years ended December 31, 2019 and 2018 consist of the following:

	As of December 31, 2019	As of December 31, 2018
Balance, beginning of year	36,207	38,733
Acquisitions (1)	10,865	—
Foreign currency translation adjustments	(116)	(2,526)

Balance, end of year	$46,956	36,207

(1)	Goodwill relates to the acquisition of Viajes Falabella. See Note 13 for more information.
Goodwill is attributed $38,883 to the “Air” segment and $ 8,073 to the “Packages, Hotels and Other Travel Products” segment.
At December 31, 2019, the Company performed its annual goodwill impairment testing and concluded that there was no impairment of goodwill. In addition, the Company did not identify any impairment indicators for the Company’s other long-lived assets at December 31, 2019.
The annual estimated amortization expense for intangible assets for the next five years and thereafter, is as follows:

2020	10,766
2021	10,766
2022	10,420
2023	1,582
2024	1,381
Thereafter	820

Total	35,735